Share Capital (Details Narrative)																	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 29, 2022 USD ($)	Mar. 17, 2022 USD ($) $ / shares	Mar. 07, 2022 USD ($) $ / shares	Feb. 14, 2022 USD ($) $ / shares	Jul. 20, 2021 USD ($) $ / shares	Jun. 10, 2021 shares	Jun. 10, 2021 shares	May 21, 2021 CAD ($) shares	Apr. 23, 2021 CAD ($) shares	Apr. 13, 2021 USD ($) $ / shares	Jan. 18, 2021 USD ($) $ / shares	Dec. 18, 2020 CAD ($) $ / shares shares	Nov. 30, 2020 CAD ($) $ / shares shares	Oct. 02, 2020 shares	Oct. 01, 2020 CAD ($) shares	Aug. 09, 2020 USD ($) $ / shares	Dec. 31, 2021	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares) | shares																		164,302,197
Number of common shares issued for financing (in shares) | shares												15,697,500
Share price (in CAD per share) | $ / shares												$ 2.20
Proceeds from issuing shares												$ 34,534,500
Payments for share issue costs												$ 2,666,812
Number of common shares issued for convertible loan (in shares) | shares						6,251,250
Number of common shares issued for exercise of warrants (in shares) | shares																		6,684,892		11,245,133
Proceeds from exercise of warrants																		$ 7,389,127	$ 9,030,930	$ 10,190,569
Transfer agent																				$ 39,000
Number of common shares issued for exercise of stock options (in shares) | shares																		2,910,784		1,375,000
Proceeds from exercise of options																		$ 2,986,499	$ 1,204,000	$ 1,241,500
Amount transferred from contributed surplus to share capital																		$ 2,868,458		$ 981,261
Private placement | shares													13,480,083
Sale of stock per share | $ / shares													$ 9.43
Common stock gross proceeds													$ 127,070,000
Finders fee													$ 6,384,050
Finders issued | shares													336,877
Finders warrants fair value													$ 2,211,663
finders incurred													$ 233,598
Expected stock price volatility													83.00%					161.00%		114.00%
Risk-free interest rate													0.92%					1.74%		0.56%
Dividend rate													0.00%
Expected life													2 years
Share capital share price | $ / shares													$ 13.23
Weighted average contractual life warrants outstanding																	1 year 11 months 4 days	2 years 3 months 25 days
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																		$ 7.15		$ 3.40
Second Quarter
IfrsStatementLineItems [Line Items]
Vesting percentage			25.00%
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares														500,000	500,000
Fair value of common shares issued for exploration and evaluation assets															$ 1,025,000
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement					200,000					400,000	1,200,000					435,784
Vesting period					5 years					3 years	5 years
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 6.08					$ 3.43	$ 3.39					$ 1.02
Consultants [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		170,000	200,000	500,000
Vesting period		5 years	5 years	3 years
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares		$ 8.25	$ 6.31	$ 7.55
Consultants [member] | First Quarter
IfrsStatementLineItems [Line Items]
Vesting percentage		25.00%	25.00%	25.00%						25.00%
Consultants [member] | Second Quarter
IfrsStatementLineItems [Line Items]
Vesting percentage		25.00%		25.00%						25.00%
Consultants [member] | Third Quarter
IfrsStatementLineItems [Line Items]
Vesting percentage		25.00%	25.00%	25.00%						25.00%
Consultants [member] | Fourth Quarter
IfrsStatementLineItems [Line Items]
Vesting percentage		25.00%	25.00%	25.00%						25.00%
TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares) | shares									400,000
Fair value of common shares issued for exploration and evaluation assets									$ 1,600,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares								200,000
Fair value of common shares issued for exploration and evaluation assets								$ 786,000
LANXESS [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	60,235
Number of common shares issued for convertible loan (in shares) | shares							6,251,250